CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES
19. CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES
A breakdown of current financial assets is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Financial derivatives	73,664	19,350
Other financial assets	4,421	5,656
Current financial assets	78,085	25,006
Current financial assets and other financial liabilities mainly relate to foreign exchange derivatives and interest rate caps.

A breakdown of derivative assets and liabilities is presented below.

	At December 31,
	2025		2024
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedge:
Currency swaps	70,942	(5,936)	11,591	(58,911)
Interest rate caps	1,487	—	5,547	—
Commodities	—	(334)	—	—
Total Cash flow hedges	72,429	(6,270)	17,138	(58,911)
Other foreign currency derivatives	1,235	(335)	2,212	(2,983)
Other	—	(800)	—	—
Current financial assets/(liabilities)	73,664	(7,405)	19,350	(61,894)

Foreign currency derivatives that do not meet the requirements to be recognized as cash flow hedges are presented as other foreign currency derivatives. Interest rate caps relate to derivative instruments required as part of certain securitization agreements. At December 31, 2025 and 2024, substantially all derivative financial instruments had a maturity of twelve months or less.

A breakdown of outstanding derivative financial instruments by foreign currency based on their fair value and notional amounts is presented below.

	At December 31, 2025		At December 31, 2024
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(€ thousand)
Currencies:
U.S. Dollar	42,650	2,850,720	(43,002)	2,818,516
Japanese Yen	23,575	476,778	5,119	270,514
Swiss Franc	567	136,354	(273)	116,872
Pound Sterling	466	126,060	(2,987)	157,264
Chinese Yuan	(187)	110,695	(2,880)	188,968
Other(1)	(812)	227,501	1,479	155,401
Total amount	66,259	3,928,108	(42,544)	3,707,535
_____________________________
(1)    Other mainly relates to the Australian Dollar, the Canadian Dollar and the Hong Kong Dollar.
Cash flow hedges

Cash flow hedges mainly relate to foreign currency risk management and in particular, the exposure to fluctuations in the Euro/U.S. Dollar exchange rate for sales in U.S. Dollars.

The policy of the Group for managing foreign currency risk normally requires hedging of a portion of projected future cash flows from trading activities and orders acquired (or contracts in progress) in foreign currencies that will occur within the following 12 months. According to such policy, the hedging strategy is periodically updated and rebalanced, generally on a monthly basis. Derivatives relating to foreign currency risk management are treated as cash flow hedges where the derivative qualifies for hedge accounting. The amounts recorded in the cash flow hedge reserve within other comprehensive income will be recognized in the consolidated income statement according to the timing of the flows of the underlying transactions. Management believes that substantially all of the hedging effects arising from these derivative contracts and recorded in the cash flow hedge reserve will be recognized in the consolidated income statement within the following 12 months from the reporting date.

A breakdown of gains and losses, net of the related tax effects, reclassified from other comprehensive income/(loss) to the consolidated income statement is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Net revenues	60,389	20,827	48,393
Income tax expenses	(16,849)	(5,811)	(13,502)
Total recognized in the consolidated income statement	43,540	15,016	34,891
The ineffectiveness of cash flow hedges was not material for the years 2025, 2024 and 2023.